UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23159

APOLLO DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

(Address of principal executive offices)

212-515-3200

(Registrant's telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Ryan P. Brizek

Simpson Thacher & Bartlett LLP

900 G Street, N.W.
Washington, D.C. 20001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1 – Proxy Voting Record.

APOLLO DIVERSIFIED CREDIT FUND

Issuer	Ticker	Primary CUSIP	Shareholder Meeting Date	Matter Voted On	Proposed By	Voted (Yes/No)	Vote Instruction	Vote Against Management (Yes/No)
ALTICE USA, INC.	ATUS	02156K103	6/15/2022	Elect nine directors	Management	YES	FOR	NO
ALTICE USA, INC.	ATUS	02156K103	6/15/2022	Hold an advisory vote on executive compensation	Management	YES	FOR	NO
ALTICE USA, INC.	ATUS	02156K103	6/15/2022	Approve Amendment No. 1 to the Amended and Restated Altice USA 2017 Long Term Incentive Plan	Management	YES	FOR	NO
ALTICE USA, INC.	ATUS	02156K103	6/15/2022	Ratify appointment of independent registered public accounting firm	Management	YES	FOR	NO
ALTICE USA, INC.	ATUS	02156K103	6/15/2022	Conduct other business if properly raised	Management	YES	FOR	NO

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

APOLLO DIVERSIFIED CREDIT FUND

By:	/s/ Earl Hunt
Earl Hunt
Chairman and President

Date:	August 15, 2022